Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment
5.14 Property, plant and equipment
Property, plant and equipment mainly comprise a manufacturing facility and leasehold improvements in rented office and laboratory space. All Property, plant and equipment are stated at historical cost less depreciation and less impairment losses when necessary. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, only when it is probable that future economic benefits associated with the item will flow to the Group and that the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial period in which they incur.
Property, plant and equipment include machinery, for which validation is required to bring the asset to its working condition. The costs of such validation activities are capitalized together with the cost of the asset. Validation costs beyond the normal validation costs, which are usually required to bring an asset to its working condition, are expensed immediately. The usual validation costs are capitalized on the asset and depreciated over the remaining life of the asset or the shorter period until the next validation is usually required.
Depreciation of assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:
▪Buildings, leasehold improvements            5 - 40 years
▪Machinery, laboratory equipment            1 - 15 years
▪Furniture, fittings and office equipment        4 - 10 years
▪Hardware                    3 - 5 years
Leasehold improvements are depreciated over the shorter of their useful life or the lease term, unless the entity expects to use the assets beyond the lease term.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.
An asset’s carrying amount is immediately written down to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with the carrying amount. These gains and losses are included in the income statement “other income and expenses, net” (see Note 5.8).

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2024
Opening net book value	99,100	31,761	1,053	560	3,724	136,198
Additions	10,356	3,720	569	68	(292)	14,421
Depreciation charge	(7,828)	(6,248)	(467)	(161)	—	(14,705)
Impairment charge/reversal	—	322	—	—	—	322
Disposals	(102)	(800)	(20)	(11)	—	(932)
Exchange rate differences	3,151	302	20	21	86	3,579
CLOSING NET BOOK VALUE	104,678	29,056	1,155	477	3,518	138,883
AS AT DECEMBER 31, 2024
Cost	151,034	74,445	3,542	1,512	3,518	234,051
Accumulated depreciation and impairment	(46,357)	(45,389)	(2,386)	(1,035)	—	(95,167)
CLOSING NET BOOK VALUE	104,678	29,056	1,155	477	3,518	138,883
The additions in 2024 were primarily from the construction of the Almeida facility in Livingston. The depreciation charges for the fiscal year were conducted in accordance with standard practices, and present a slight increase due to the investments from previous years.

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2023
Opening net book value	74,493	34,544	1,140	675	1,583	112,435
Change in consolidation scope	22,373	—	—	—	—	22,373
Additions	9,088	2,884	414	33	1,985	14,404
Depreciation charge	(6,008)	(4,372)	(442)	(155)	—	(10,976)
Impairment charge/reversal	—	1,869	—	—	—	1,869
Disposals	(1,837)	(3,547)	(61)	(2)	—	(5,448)
Exchange rate differences	991	383	3	9	155	1,541
CLOSING NET BOOK VALUE	99,100	31,761	1,053	560	3,724	136,198

AS AT DECEMBER 31, 2023
Cost	125,580	73,686	3,438	1,895	3,724	208,323
Accumulated depreciation and impairment	(26,479)	(41,926)	(2,384)	(1,335)	—	(72,125)
CLOSING NET BOOK VALUE	99,100	31,761	1,053	560	3,724	136,198
The change in the scope of consolidation in 2023 came from the acquisition of VBC3. The additions were primarily related to the Almeida facility in Livingston. The reversal of impairment was due to a reversal of a fixed asset impairment in the amount of €1.9 million related to production equipment in Livingston.
From the total of €19.6 million (2023: €16.9 million) of depreciation, amortization and impairment expenses, €12.0 million (2023: €12.5 million) were charged to cost of goods and services, €6.3 million (2023: €3.0 million) were charged to research and development expenses, €0.7 million (2023: €0.8 million) were charged to marketing and distribution expenses and €0.4 million (2023: €0.5 million) were charged to general and administrative expenses.
Non-current operating assets by region
Non-current operating assets for this purpose consist of intangible assets, right of use assets and property, plant and equipment. The main non-current operating assets are allocated to sites where production and research and development activities take place. Sales activities by distribution sites do not require major non-current operating assets. Revenues by region (see Note 5.5) are structured according to the location of the final customer. In some countries there are customers, but no assets.

	Year ended December 31,
in € thousand	2024	2023
United Kingdom	93,309	87,646
Austria	48,533	49,460
Nordics	36,264	39,111
France	4,350	4,839
United States	781	934
Canada	138	166
NON-CURRENT ASSETS	183,373	182,156